ACQUISITIONS (Details 3) - USD ($) $ in Thousands		12 Months Ended
	Dec. 03, 2012	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net tangible assets:
Goodwill		$ 72,101	$ 41,412
iKang Guangzhou Wokang
Acquisitions
Percentage of equity interest acquired	100.00%
Cash consideration	$ 2,986
Acquisition-related costs	0
Net tangible assets:
Current assets	117
Non-current assets	550
Current liabilities	(44)
Total	623
Goodwill	1,390
Deferred tax liability	(324)
Total	2,363
Total consideration	2,986
Net revenue		4,184	2,737	$ 7
Net (loss) income		$ 1,364	$ 964	$ (273)
iKang Guangzhou Wokang | Customer relationship
Net tangible assets:
Intangible assets acquired	$ 175
Estimated useful lives	6 years
iKang Guangzhou Wokang | Favorable lease contract
Net tangible assets:
Intangible assets acquired	$ 1,074
Estimated useful lives	9 years 9 months 18 days
iKang Guangzhou Wokang | Operating license
Net tangible assets:
Intangible assets acquired	$ 48
Estimated useful lives	3 years 1 month 6 days